SHARE-BASED COMPENSATION - Share Options Granted (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares	1,148,002
Exercisable (in shares) | shares	1,116,002
Expected to vest (in shares) | shares	32,000
Outstanding (in dollars per share) | $ / shares	$ 0.6483
Exercisable (in dollars per share) | $ / shares	0.6483
Expected to vest (in dollars per share) | $ / shares	$ 0.65
Outstanding (in years)	2 years 11 months 1 day	2 years 11 months 1 day
Exercisable (in years)	2 years 10 months 6 days	2 years 10 months 6 days
Expected to vest (in years)	5 years 6 months	5 years 6 months
Outstanding (in dollars) | $	$ 22,820
Exercisable (in dollars) | $	22,184
Expected to vest (in dollars) | $	$ 636
Employee Stock Option
SHARE-BASED COMPENSATION
Weighted average grant date fair value | $ / shares	$ 0		$ 0	$ 4.9563
Options exercised (in shares) | shares	1,510,880	1,510,880	3,944,400	2,560,304
Intrinsic value of options exercised	$ 21,962	$ 170,939